UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number  811-21480
                                                     -----------

              The Topiary Fund for Benefit Plan Investors (BPI) LLC
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 345 Park Avenue
                               New York, NY 10154
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                                 345 Park Avenue
                               New York, NY 10154
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-454-6849
                                                           -------------

                        Date of fiscal year end: March 31
                                                ----------

                  Date of reporting period: September 30, 2007
                                           --------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

              THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                        CONSOLIDATED FINANCIAL STATEMENTS


                   For the Six Months Ended September 30, 2007

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                        Consolidated Financial Statements

                   For the Six Months Ended September 30, 2007
--------------------------------------------------------------------------------

The financial statements of The Topiary Master Fund for Benefit Plan Investors
(BPI) LLC are attached and should be read in conjunction with the consolidated financial statements of The Topiary Fund for Benefit Plan Investors (BPI) LLC.

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ................      1
Consolidated Statement of Assets, Liabilities and Members' Capital......      2
Consolidated Statement of Operations....................................      3
Consolidated Statement of Changes in Members' Capital...................      4
Consolidated Statement of Cash Flows....................................      5
Consolidated Financial Highlights.......................................      6
Notes to Consolidated Financial Statements..............................   7-13
Directors and Officers Biographical Data................................  14-18
Portfolio Proxy Voting Policies and Procedures; SEC Filings ............     19
THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC ....  ATTACHMENT A

             Report of Independent Registered Public Accounting Firm


To the Board of Directors and Members of The Topiary Fund for Benefit Plan Investors (BPI) LLC

In our opinion, the accompanying consolidated statement of assets, liabilities and members' capital, and the related consolidated statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of The Topiary Fund for Benefit Plan Investors (BPI) LLC and its subsidiary (the "Fund") at September 30, 2007, the results of their operations and their cash flows for the period from April 1, 2007 through September 30, 2007, and the changes in their members' capital and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in Note 10 to the financial statements, the Members of the Fund have approved a reorganization plan whereby substantially all of the assets and liabilities of the Fund will be acquired by another fund in exchange for interests in the latter. The reorganization plan became effective on October 1, 2007.




November 28, 2007

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

       Consolidated Statement of Assets, Liabilities and Members' Capital

                               September 30, 2007



ASSETS
Investment in the Master Fund                              $     88,460,586
Receivable from Adviser                                             112,508
                                                           ----------------
         TOTAL ASSETS                                      $     88,573,094
                                                           ================
LIABILITIES
Professional fees payable                                  $        110,300
Custodian fees payable                                                2,208
                                                           ----------------
         TOTAL LIABILITIES                                          112,508
                                                           ----------------
MEMBERS' CAPITAL                                                 88,460,586
                                                           ----------------
TOTAL LIABILITIES AND MEMBERS' CAPITAL                     $     88,573,094
                                                           ================


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                      Consolidated Statement of Operations

                   For the Six Months Ended September 30, 2007

NET INVESTMENT LOSS ALLOCATED FROM THE MASTER FUND:
   Income                                                                                          $        98,430
   Expenses                                                                                               (772,234)
                                                                                                   ---------------
Net investment loss allocated from the Master Fund                                                        (673,804)
                                                                                                   ---------------
FUND EXPENSES
   Professional fees                                                                   93,495
   Administration fees                                                                 12,000
   Custodian fees                                                                       5,670
                                                                              ---------------
Total expenses                                                                        111,165

Fund expenses reimbursed                                                             (111,165)
                                                                              ---------------
Net expenses                                                                                                    --
                                                                                                   ---------------
NET INVESTMENT INCOME FROM FUND                                                                                 --
                                                                                                   ---------------
Net investment loss                                                                                       (673,804)
                                                                                                   ---------------
GAINS FROM INVESTMENT FUND TRANSACTIONS
   Net realized gains from investment funds allocated from the
         Master Fund                                                               8,757,697
    Net change in unrealized depreciation on investment funds allocated
     from the Master Fund (net of taxes: $181,335)                                (4,936,771)
                                                                              ---------------
NET GAINS FROM INVESTMENT FUNDS TRANSACTIONS                                                             3,820,926
                                                                                                   ---------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                    $     3,147,122
                                                                                                   ===============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

             Consolidated Statements of Changes in Members' Capital

                                                                                        SPECIAL ADVISORY               OTHER
                                                                                             MEMBER              MEMBERS' CAPITAL
                                                                                     -----------------------  -------------------
 FOR THE YEAR ENDED MARCH 31, 2007
 FROM INVESTMENT ACTIVITIES
   Net investment loss                                                               $           --               $  (1,237,351)

   Net realized gain from investment funds allocated from the  Master
          Fund                                                                                   --                   1,689,054
    Net change in unrealized appreciation on investment funds allocated
     from the Master Fund                                                                        --                   5,441,558
                                                                                     --------------               -------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                  --                   5,893,261
 FROM MEMBERS' CAPITAL TRANSACTIONS
    Subscriptions                                                                                --                  28,316,789
    Redemptions                                                                            (466,201)                (19,108,141)
    Reallocation of incentive allocation                                                    186,483                    (186,483)
                                                                                     --------------               -------------
          NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL TRANSACTIONS                         (279,718)                  9,022,165
                                                                                     --------------               -------------
          NET CHANGE IN MEMBERS' CAPITAL                                                   (279,718)                 14,915,426
 Members' Capital at beginning of year                                                      464,280                  70,401,041
                                                                                     --------------               -------------
 Members' Capital at end of year                                                     $      184,562               $  85,316,467
                                                                                     ==============               =============
          TOTAL CAPITAL ($85,501,029)

 FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
 FROM INVESTMENT ACTIVITIES
   Net investment loss                                                               $           --               $    (673,804)

   Net realized gains from investment funds allocated from the  Master
          Fund                                                                                   --                   8,757,697
    Net change in unrealized depreciation on investment funds allocated
     from the Master Fund                                                                        --                  (4,936,771)
                                                                                     --------------               -------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                  --                   3,147,122
 FROM MEMBERS' CAPITAL TRANSACTIONS
    Subscriptions                                                                                --                          --
    Redemptions                                                                            (184,562)                     (3,003)
    Reallocation of incentive allocation                                                    120,437                    (120,437)
                                                                                     --------------               -------------
          NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL TRANSACTIONS                          (64,125)                   (123,440)
                                                                                     --------------               -------------
          NET CHANGE IN MEMBERS' CAPITAL                                                    (64,125)                  3,023,682
 Members' Capital at beginning of period                                                    184,562                  85,316,467
                                                                                     --------------               -------------
 Members' Capital at end of period                                                   $      120,437                 $88,340,149
                                                                                     ==============               =============
          TOTAL CAPITAL ($88,460,586)

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                      Consolidated Statement of Cash Flows

                   For the Six Months Ended September 30, 2007



CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in Members' Capital from operations                                        $      3,147,122
   Adjustments to reconcile net increase in Members' Capital from operations to net cash provided by operating activities:
       Redemption of investment in Master Fund                                                      187,565
       Net investment loss allocated from the Master Fund                                           673,804
       Net realized gains from investment funds allocated from the Master Fund
                                                                                                 (8,757,697)
       Net change in unrealized appreciation on investment funds allocated from the
           Master Fund                                                                            4,936,771
       Increase in receivable from Adviser                                                          (12,070)
       Increase in professional fees payable                                                         17,642
       Decrease in custodian fees payable                                                            (1,572)
       Decrease in administration fees payable                                                       (4,000)
                                                                                           ----------------

         NET CASH PROVIDED BY OPERATING ACTIVITIES                                                  187,565
                                                                                           ----------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                                                          -
   Redemptions                                                                                     (187,565)
                                                                                           ----------------
         NET CASH USED IN FINANCING ACTIVITIES                                                     (187,565)
                                                                                           ----------------
NET CHANGE IN CASH AND CASH EQUIVALENTS                                                                   -

Cash and cash equivalents at beginning of period                                                          -
                                                                                           ----------------

Cash and cash equivalents at end of period                                                 $              -
                                                                                           ================


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                        Consolidated Financial Highlights

                                                                                                       PERIOD FROM
THE FOLLOWING REPRESENTS THE RATIOS TO             FOR THE                                           OCTOBER 1, 2004
AVERAGE MEMBERS' CAPITAL AND OTHER                   SIX                YEAR           YEAR          (COMMENCEMENT OF
FINANCIAL HIGHLIGHTS INFORMATION FOR THE         MONTHS ENDED           ENDED         ENDED              OPERATIONS)
PERIOD/YEAR:                                    SEPTEMBER 30,        MARCH 31,       MARCH 31,        THROUGH  MARCH 31,
                                                     2007               2007           2006                 2005
                                            ---------------------------------------------------------------------------
     Ratios to average Members' capital:

     Net investment loss (b)                        (1.53%)(a)          (1.47%)         (1.57%)            (1.67%)(a)

     Net expenses (b)(c)                             1.75%(a)            1.75%           1.75%              1.75%(a)

     Incentive allocation                            0.15%               0.22%           0.82%              0.58%
                                                 ----------------------------------------------------------------
     Net expenses and incentive allocation
                                                     1.90%               1.97%           2.57%              2.33%


     Total return                                    3.69%(d)            6.87%          11.18%              5.04% (d)
     Incentive allocation                           (0.15%)(d)          (0.22%)         (0.70%)            (0.20%)(d)
                                                 ----------------------------------------------------------------
     Total return net of incentive allocation        3.54%(d)            6.65%          10.48%              4.84% (d)



     Portfolio turnover rate of Master Fund             0%                 26%             39%                 3%
     Members' capital, end of year (thousands)
                                                 $  88,461          $  85,501       $  70,865          $  29,173


(a)    Annualized for periods of less than one year.
(b) The Adviser waived and reimbursed $111,165 of fees for the six months ended September 30, 2007. The net investment loss ratio would have been 0.25% greater and the net expenses ratio would have been 0.25% greater had these fees and expenses not been waived and reimbursed by the Adviser. The Adviser waived and reimbursed $170,913, $322,273 and $349,691 of fees and expenses for the periods ended March 31, 2007, 2006 and 2005, respectively. The net investment loss ratio would have been 0.20%, 0.59% and 3.57% greater and the net expenses ratio would have been 0.20%, 0.59% and 3.57% greater had these fees and expenses not been waived and reimbursed by the Adviser.
(c) Expenses of the underlying Investment Funds are not included in the expense ratio; however expenses of the Master Fund are included.
(d)    Not annualized.

The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

1.  ORGANIZATION

The Topiary Fund for Benefit Plan Investors (BPI) LLC (the "Fund") is a Delaware limited liability company organized on December 8, 2003 and commenced operations October 1, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale. The Fund's investment objective is to generate long-term capital appreciation. The Fund seeks to achieve this objective by investing substantially all of its investable assets into The Topiary Offshore Fund for Benefit Plan Investors (BPI) LDC (the
"Offshore Fund"), a Cayman Islands limited duration company with the same investment objectives as the Fund. The Offshore Fund in turn invests substantially all of its investable assets in The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Master Fund"), a registered investment company with the same investment objectives as the Fund and the Offshore Fund. The Fund owns 100% of the beneficial interests of the Offshore Fund, and the Offshore Fund owns approximately 98.6% of the beneficial interests in the Master Fund at September 30, 2007. The remaining balance of the Master Fund is owned by DBAH Capital, L.L.C, an affiliate of DB Investment Managers, Inc. These financials statements are the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation. The Offshore Fund commenced operations on October 1, 2004.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). All of the Board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc., performing services as Topiary Fund Management, (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

Generally, initial and additional applications for Interests by eligible investors may be accepted at such times as the Fund's operating agreement may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

1.  ORGANIZATION (CONTINUED)

to time may offer to repurchase Interests. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. A Member's Interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole discretion.

The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund, which are an integral part of these financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

A.  VALUATIONS

The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are included elsewhere in this report.

B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS

Investments in the Master Fund are recorded on the effective date of the subscription in the Master Fund. The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses. In addition, interest income on the Fund's cash balance is recorded on an accrual basis and the Fund accrues its own expenses as incurred.

C.  FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.  INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. The Master Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from underlying investments to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations there under. Such amounts are treated by the Members as withholding tax credits for Federal income tax purposes. The actual amount of such taxes is not known until all K-1s from underlying funds are received, usually in the following tax year. Prior to the final determination, the amount of the tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents, if any, consist of monies on deposit at PNC Bank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

F.  USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts and disclosures in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

G.  ALLOCATION OF NET PROFITS AND LOSSES

Net investment income (loss) and net realized and unrealized gains and losses on investments for the Fund are allocated to the Members' Capital Accounts based on their respective capital balances at the beginning of each allocation period relative to the capital of all Members' Capital Accounts. The beginning of an allocation period is defined as the beginning of each fiscal year, the date of admission of any new member, or the date of any additional subscription or redemption by a member.

H.  EXPENSE LIMITATION

Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized expenses (excluding the Incentive Allocation, if any) will not exceed 1.75% including the Fund's allocated portion of expense incurred by the Master Fund. The initial

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

term of the Expense Limitation Agreement is the first fiscal year of the Fund's operations, and will be automatically renewed for each fiscal year thereafter unless the Adviser provides written notice to the Fund and the Master Fund of the termination of the Expense Limitation Agreement at least 30 days prior to the end of the then-current term.

3.  RELATED PARTY TRANSACTIONS

A.  MANAGEMENT FEE

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Master Fund pays the Adviser a management fee (the "Management Fee") at an annual rate of 1.00% of the Master Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Master Fund of interests in the Master Fund. The Management Fee accrues monthly and is payable at the end of each quarter. As an investor in the Master Fund, the Fund's value of its investment in the Master Fund is reduced by the Management Fee accrued by the Master Fund.

B.  BOARD FEES

Board fees are paid at the Master Fund level. See accompanying note in the Master Fund notes attached.

C.  INCENTIVE ALLOCATION

As of each March 31, upon any repurchases of Interests (solely with respect to the Interest repurchased), and upon termination of the Fund (each, a "Performance Period"), a reallocation (the "Incentive Allocation") will be made from the Capital Account of each Member to the Capital Account of the Special Advisory Member (the Adviser) equal to 10% of the amount, if any, by which the net profit allocated to such Member's Capital Account for such Performance Period in excess of the Hurdle Rate (based on the 90-day U.S. Treasury bill rates) for such Performance Period exceeds the positive balance of such Member's Loss Carryforward Account. The Incentive Allocation will be applied on a "high water mark" basis such that in the event a Capital Account suffers a net loss in a particular Performance Period, no Incentive Allocation will be made with respect to such Performance Period or any subsequent Performance Period, until such net loss is first recovered (taking into account interim repurchases, if any). For the six months ended September 30, 2007, the Adviser earned an Incentive Allocation of $120,437.

The Hurdle Rate is calculated monthly using the average of the weekly 91-day U.S. Treasury bill for that month. For the six months ended September 30, 2007, the average Hurdle Rate was 4.549%.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


3.  RELATED PARTY TRANSACTIONS (CONTINUED)

D.  UNDERWRITING

Under the terms of an investor servicing agreement (the "Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

E.  SUB-ADMINISTRATION

The Adviser has also retained one of its affiliates, Deustche Investment Management Americas, Inc. ("DIMA"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, DIMA, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes.


4.  ADMINISTRATION AND OTHER FEES

In accordance with the terms of the administration agreement (the "Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the administration agreement between PFPC and the Fund (Administration Agreement"). Under the Administration Agreement, PFPC provides administrative and accounting services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.


5.  SECURITY TRANSACTIONS

As of September 30, 2007, the Fund's only investment was its investment in the Master Fund. Aggregate purchases of the Master Fund amounted to $0 and aggregate sales of the Master Fund amounted to $187,565 for the six months ended September 30, 2007.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds (the "Investment Funds") in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off-balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

7.  CONCENTRATION OF RISK

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage that may involve significant risks.

The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

8.  GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

9.  NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on the Manager's analysis, the determination has been made that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. The Manager continually reviews the Fund's tax positions and such conclusions under FIN 48 based on factors, including, but not limited to, ongoing analyses of tax laws, regulations and interpretations, thereof.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


10. SUBSEQUENT EVENT

At a special meeting held on September 20, 2007, the Fund's members, by a majority of the total number of votes eligible to be cast, approved an Agreement and Plan of Reorganization (the "Reorganization") whereby (i) the Hatteras Multi-Strategy TEI Fund, L.P. (the "Hatteras Fund"), a closed-end management investment company whose investment adviser is Hatteras Investment Partners LLC, would acquire substantially all of the assets and liabilities of the Fund in exchange for interests in the Hatteras Fund, (ii) the Fund would distribute interests received from the Hatteras Fund to its members and (iii) the Fund would subsequently be dissolved.

The Reorganization as approved was effective as of October 1, 2007.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and Officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                        POSITION(S) OFFICE(I) &       OCCUPATION(S)          COMPLEX               OTHER
                                         HELD WITH   LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE                      FUND     TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Nolan T. Altman (ii)                    Director    Since         President, NTA                3        Directorships: State
c/o The Topiary Master Fund for                     inception     Consulting (financial                  University of New York at
Benefit Plan Investors (BPI) LLC                                  services consulting)                   Albany Foundation (1998
25 DeForest Ave.                                                  (2001 to present).                     to present); Tiger Asia
Summit, NJ  07901-2154                                            Formerly, Chief                        Overseas Fund, Ltd.
(9/18/55)                                                         Financial Officer,                     Offshore Fund; Tiger
                                                                  Tiger Management                       Global, Ltd., TS I
                                                                  (Investment adviser                    Offshore Limited (2004 to
                                                                  to hedge funds) (1993                  present); Tiger Consumer
                                                                  to 2001).                              Partners Offshore Fund,
                                                                                                         Ltd (2006 to present); K2
                                                                                                         Alternative Strategies
                                                                                                         (Offshore), Ltd. (2007 to
                                                                                                         present).
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.
(ii) Since March 2003, Messrs. Altman and Citron have served as members of the Conflicts Advisory Board of certain private investment funds managed by DBIM or its affiliates. This Conflicts Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                      TERM OF           PRINCIPAL                 IN FUND
                                        POSITION(S) OFFICE(I) &       OCCUPATION(S)               COMPLEX              OTHER
                                         HELD WITH   LENGTH OF       DURING THE PAST            OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE                      FUND     TIME SERVED          5 YEARS                  DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Louis S. Citron (ii)                   Director     Since         Partner and General Counsel,          3             None
c/o The Topiary Master Fund for                     Inception     New Enterprise Associates
Benefit Plan Investors (BPI) LLC                                  (venture capital firm) (2001
25 DeForest Ave.                                                  to present).
Summit, NJ  07901-2154
(1/31/65)
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                      TERM OF           PRINCIPAL                 IN FUND
                                        POSITION(S) OFFICE(I) &       OCCUPATION(S)               COMPLEX              OTHER
                                         HELD WITH   LENGTH OF       DURING THE PAST            OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE                      FUND     TIME SERVED          5 YEARS                  DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   Edward T. Tokar                       Director    Since          Sr. Managing Director           3        Directorships:
   c/o The Topiary Master Fund for                   Inception      of Investments, Beacon                   Gabelli Dividend &
   Benefit Plan Investors (BPI) LLC                                 Trust Co. (2004 to                       Income Trust (2003 to
   25 DeForest Ave.                                                 present); Chief                          present); Gabelli
   Summit, NJ  07901-2154                                           Executive Officer,                       Global Deal Fund
   (6/12/47)                                                        Allied Capital Mgmt.                     (2007 to present);
                                                                    LLC (registered                          Trustee, Levco Series
                                                                    investment adviser -                     Trust Mutual Funds
                                                                    wholly owned subsidiary                  (2 portfolios) (2001
                                                                    of Honeywell) (1998 to                   to 2005); Allied
                                                                    2004); and Vice                          Capital Management
                                                                    President -                              LLC (1998 to 2004).
                                                                    Investments, Honeywell                   Formerly, Trustee,
                                                                    International, Inc.                      Scudder MG Investment
                                                                    (advanced technology                     Trust (formerly
                                                                    and manufacturer) (1977                  Morgan Grenfell
                                                                    to 2004).                                Investment Trust (11
                                                                                                             portfolios) (1994 to
                                                                                                             2002).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------


OFFICERS
---------------------------------------------------------------------------------------------------------------------
        NAME, ADDRESS AND AGE          POSITIONS HELD WITH FUND           PRINCIPAL OCCUPATION(S) DURING THE
                                                                                     LAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Pamela Kiernan(iii)                  President                   Chief Operating Officer, DB Absolute Return
DB Absolute Return Strategies                                    Strategies (2005 to present).  Formerly, Chief
345 Park Avenue, 24Th Floor                                      Operating Officer - Americas, DB Advisors LLC
New York, NY 10154                                               (2004); Chief Operations Officer - America, Deutsche
(9/16/68)                                                        Bank Global Equities (2002 to 2004); Business
                                                                 Management - Trading, Deutsche Bank Global Equities
                                                                 (1997 to 2002).
---------------------------------------------------------------------------------------------------------------------
Joshua Kestler(iii)                  Vice President              Head of Product Structuring, DB Absolute Return
Deutsche Asset Management                                        Strategies (2004 to present); Associate, Schulte
25 DeForest Ave., 2nd Floor                                      Roth & Zabel LLP (law firm) (2001-2004).
Summit, NJ  07901-2154
(04/27/75)
---------------------------------------------------------------------------------------------------------------------
Marielena Glassman(iii)              Treasurer,                  Chief Administration Officer, DB Absolute Return
Deutsche Asset Management            Principal                   Strategies (2002 to present).  Formerly Global Head
25 DeForest Ave., 2nd Floor          Financial & Accounting      of Business Management, Deutsche Asset Management
Summit, NJ  07901-2154               Officer                     (1990 to 2002).
(06/06/63)
---------------------------------------------------------------------------------------------------------------------
Neil Novembre(iii)                   Assistant Treasurer         Head of Fund Accounting, DB Absolute Return
Deutsche Asset Management                                        Strategies (2002 to present).  Formerly,
25 DeForest Ave., 2nd Floor                                      Assurance/Business Advisory Services,
Summit, NJ  07901-2154                                           PricewaterhouseCoopers, New York (2000-2002).
(06/18/73)
---------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
Anthony Conte(iii)                  Chief Compliance  Head of Alternative Assets Compliance (06/2005 to
Deutsche Asset Management           Officer           present); Head of Compliance, DB Absolute Return
345 Park Avenue, 16th Floor                           Strategies (2003 to present); Head of Business Risk,
New York, NY  10154                                   DB Absolute Return Strategies (2001 to 2003).
(3/28/69)
---------------------------------------------------------------------------------------------------------------------
John H. Kim(iii)                    Secretary         Director and Senior Counsel, Deutsche Asset Management
Deutsche Asset Management                             (asset management division of Deutsche Bank) (2001 to
345 Park Avenue, 16th Floor                           present).
New York, NY  10154
(1/9/71)
---------------------------------------------------------------------------------------------------------------------

The  Fund's   Statement  of  Additional   Information   ("SAI")  has  additional
information  about the Fund's  Directors  and Officers and is available  without charge upon request. Contact your financial representative for a free prospectus or SAI.


--------------------------------------------------------------------------------
(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------


The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities); the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                  ATTACHMENT A

          THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                              FINANCIAL STATEMENTS



                   For the Six Months Ended September 30, 2007

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                              Financial Statements



                   For the Six Months Ended September 30, 2007




                                    CONTENTS

Report of Independent Registered Public Accounting Firm .................      1
Statement of Assets, Liabilities, and Members' Capital ..................      2
Schedule of Investments..................................................    3-4
Statement of Operations..................................................      5
Statement of Changes in Members' Capital.................................      6
Statement of Cash Flows..................................................      7
Financial Highlights.....................................................      8
Notes to Financial Statements............................................   9-15
Directors and Officers Biographical Data.................................  16-20
Portfolio Proxy Voting Policies and Procedures; SEC Filings..............     21
Components of Net Assets by Investment Strategy ...... ..................     22

             Report of Independent Registered Public Accounting Firm



To the Board of Directors and Members of The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Master Fund") at September 30, 2007, the results of its operations and its cash flows for the period from April 1, 2007 through September 30, 2007, and the changes in its members' capital and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at September 30, 2007 by correspondence with the general partners/ managing members of the investment funds, provide a reasonable basis for our opinion.

As more fully described in Note 9 to the financial statements, the Members of the Master Fund have approved a reorganization plan whereby substantially all of the assets and liabilities of the Master Fund will be acquired by another fund in exchange for interests in the latter. The reorganization plan became effective on October 1, 2007.



November 28, 2007

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

              Statement of Assets, Liabilities and Members' Capital

                               SEPTEMBER 30, 2007


ASSETS
Investments in investment funds, at fair value
  (cost $26,989,872)                                       $      38,275,528
Cash and cash equivalents                                          3,720,847
Receivable for investment funds sold                              47,997,429
Receivable from Advisor                                              210,945
Other assets                                                          13,826
                                                           -----------------
         TOTAL ASSETS                                      $      90,218,575
                                                           =================
LIABILITIES
Taxes payable                                              $         242,110
Professional fees payable                                            171,687
Administration fees payable                                           37,331
Board preparation fees payable                                         9,375
Custodian fees payable                                                   949
Other fees payable                                                    18,500
                                                           -----------------
         TOTAL LIABILITIES                                           479,952
                                                           -----------------
MEMBERS' CAPITAL                                                  89,738,623
                                                           -----------------
TOTAL LIABILITIES AND MEMBERS' CAPITAL                     $      90,218,575
                                                           =================



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Schedule of Investments

                               September 30, 2007

                                                                                                                            % OF
                                                                                                                           MEMBERS'
STRATEGY                  INVESTMENT FUND                                COST                 FAIR VALUE   LIQUIDITY*      CAPITAL
--------                  ---------------                                ----                 ----------   ----------      -------
Event Driven              Gracie Capital L.P.                        $      1,452,431      $    1,822,620  Annually           2.0%
                          Harbinger Capital Partners I, L.P.                1,374,966           3,067,661  Quarterly          3.4%
                          Jana Partners Qualified, L.P.                     2,450,000           3,146,300  Quarterly          3.5%
                          Marathon Special Opportunity Fund,
                                 L.P.                                       1,500,000           1,937,116  Annually           2.2%
                          Merced Partners, L.P.                             1,550,000           1,955,174  Annually           2.2%
                          Perry Partners, L.P.                              2,600,000           3,404,723  Annually           3.8%
                          Strategic Value Restructuring Fund, L.P.            870,036           1,428,312  Quarterly          1.6%
                                                                     ----------------      --------------                  -------
Total Event Driven                                                         11,797,433          16,761,906                    18.7%

Global Macro              Drawbridge Global Macro Fund, L.P.                1,208,209           1,855,840  Quarterly          2.1%
                                                                     ----------------      --------------                  -------
Total Global Macro                                                          1,208,209           1,855,840                     2.1%

Long/Short Equity         SR Global, L.P. Asia                              1,273,243           2,269,224   Monthly           2.5%
                          Talaris Fund, L.P.                                1,000,000           1,062,155   Monthly           1.2%
                          TCS Capital II, L.P.                              1,283,017           2,495,312  Annually           2.8%
                          UC Financials Fund Limited                          962,044           1,371,553   Monthly           1.5%
                                                                     ----------------      --------------                  -------
Total Long/Short Equity                                                     4,518,304           7,198,244                     8.0%

                          Black River Global Multi-Strategy Leveraged
Relative Value                 Fund, L.L.C.                                 2,900,000           3,327,861  Annually           3.7%
                          Citadel Wellington Partners, L.L.C.               3,015,926           5,375,438  Quarterly          6.0%
                          CPIM Structured Credit Fund 1000 Inc.
                                AQ1                                         1,300,000           1,042,483  Quarterly          1.2%




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                               September 30, 2007

                          D.B. Zwirn Special Opportunities, L.P.            1,250,000           1,592,619    Annually         1.8%
                          Marathon Fund L.P.                                1,000,000           1,121,137    Quarterly        1.2%
                                                                     ----------------      --------------                  -------
Total Relative Value                                                        9,465,926          12,459,538                    13.9%
                                                                     ----------------      --------------                  -------
                          Total                                      $     26,989,872          38,275,528                    42.7%
                          Other Assets in Excess of Liabilities                                51,463,095                    57.3%
                                                                                           --------------                  -------
                          Members' Capital                                                 $   89,738,623                   100.0%
                                                                                           ==============                  =======

* Investment Funds may also be subject to initial lock-up periods, gates and/or other limitations on redemptions.

     Note: In the absence of information about the underlying Investment Fund's portfolio, the Fund's proportional share of investment owned by the underlying Investment Fund exceeding 5% of the Fund's Members' Capital, if any, at September 30, 2007, has not been disclosed.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Statement of Operations

                   For the Six Months Ended September 30, 2007

INVESTMENT INCOME
   Interest income                                                                        $  99,849


EXPENSES
   Management fees                                                   $    446,413
   Professional fees                                                      228,133
   Administration fees                                                    116,982
   Insurance fees                                                         114,672
   Board of Directors fees and expenses                                    84,687
   Custodian fees                                                           6,600
   Other expenses                                                          11,706
                                                                     ------------
       Total expenses                                                   1,009,193

   Management fees waived by Adviser                                     (225,836)
                                                                     ------------

          Net expenses                                                                       783,357
                                                                                          ----------

       NET INVESTMENT LOSS                                                                  (683,508)
                                                                                          ----------


GAINS FROM INVESTMENT FUND TRANSACTIONS
         Net realized gain from investment funds redeemed               8,884,209
         Net change in unrealized depreciation on investment
funds                                                                  (4,824,253)
                                                                     ------------

          NET GAINS FROM INVESTMENT FUNDS TRANSACTIONS                                    4,059,956
                                                                                         ----------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                          $3,376,448
                                                                                         ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                    Statements of Changes in Members' Capital



                                                                     FOR THE SIX MONTHS
                                                                            ENDED                    YEAR ENDED
                                                                     SEPTEMBER 30, 2007            MARCH 31, 2007
                                                                   ------------------------    -----------------------
 FROM INVESTMENT ACTIVITIES
   Net investment loss                                               $         (683,508)          $    (1,255,756)
   Net realized gains of investment funds
         redeemed                                                             8,884,209                 1,709,003
   Net change in unrealized appreciation/(depreciation)
         on investment funds                                                 (4,824,253)                5,920,329
                                                                     ------------------           ---------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS               3,376,448                 6,373,576

 FROM MEMBERS' CAPITAL TRANSACTIONS
    Subscriptions                                                                    --                28,318,125
    Redemptions                                                                (187,580)              (19,574,444)
    Distributions                                                              (181,335)                 (397,489)
                                                                     ------------------           ---------------
          NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL
                TRANSACTIONS                                                   (368,915)                8,346,192
                                                                     ------------------           ---------------
          NET CHANGE IN MEMBERS' CAPITAL                                      3,007,533                14,719,768
 Members' Capital at beginning of period                                     86,731,090                72,011,322
                                                                     ------------------           ---------------
Members' Capital at end of period                                    $       89,738,623           $    86,731,090
                                                                     ==================           ===============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Statement of Cash Flows

                   For the Six Months Ended September 30, 2007



CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in Members' Capital from operations                                      $        3,376,448
   Adjustments to reconcile net increase in Members' Capital from operations to net cash provided by operating activities:
       Sales of investment funds                                                                 48,076,414
       Net realized gains from investment funds redeemed                                         (8,884,209)
       Net change in unrealized depreciation on investment funds                                  4,824,253
       Increase in receivable for investment funds sold                                         (47,087,687)
       Increase in receivable from Advisor                                                         (188,814)
       Decrease in other assets                                                                         937
       Decrease in prepaid expenses                                                                  13,737

       Increase in taxes payable                                                                    180,295
       Decrease in professional fees payable                                                        (16,712)
       Increase in administration fees payable                                                       23,997
       Decrease in custodian fees payable                                                            (3,451)
       Decrease in registration fees payable                                                        (23,100)
       Decrease in management fee payable                                                           (20,276)
       Decrease in investor services fees payable                                                   (15,425)
       Decrease in other fees payable                                                               (20,339)
                                                                                         ------------------
         NET CASH PROVIDED BY OPERATING ACTIVITIES                                                  236,068
                                                                                         ------------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                                                         --
   Redemptions                                                                                     (190,045)
   Distributions                                                                                   (181,335)
                                                                                         ------------------
         NET CASH USED IN FINANCING ACTIVITIES                                                     (371,380)
                                                                                         ------------------
NET DECREASE IN CASH AND CASH EQUIVALENTS                                                          (135,312)
Cash and cash equivalents at beginning of period                                                  3,856,159
                                                                                         ------------------
Cash and cash equivalents at end of period                                               $        3,720,847
                                                                                         ==================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW ACTIVITY
Taxes paid                                                                               $            1,040
                                                                                         ------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                              Financial Highlights

                                                                                                       PERIOD FROM
THE FOLLOWING REPRESENTS THE RATIOS TO             FOR THE                                           OCTOBER 1, 2004
AVERAGE MEMBERS' CAPITAL AND OTHER                   SIX                YEAR           YEAR          (COMMENCEMENT OF
FINANCIAL HIGHLIGHTS INFORMATION FOR THE         MONTHS ENDED           ENDED         ENDED              OPERATIONS)
PERIOD/YEAR:                                    SEPTEMBER 30,        MARCH 31,       MARCH 31,        THROUGH  MARCH 31,
                                                     2007               2007           2006                 2005
                                            ---------------------------------------------------------------------------
     Ratios to average Members'
     capital:

         Net investment loss (b)                   (1.53%)(a)          (1.46%)          (1.60%)         (1.67%)(a)

         Net expenses (b)(c)                        1.75%(a)            1.75%            1.75%           1.75%(a)


     Total return                                   3.90%(d)            7.37%           11.27%           5.04% (d)



     Portfolio turnover rate                           0%                 26%              39%              3%



     Members' Capital, end of period
     (thousands)                               $  89,739           $  86,731        $  72,011       $  55,014

(a)  Annualized for periods of less than one year.
(b) The Adviser waived $225,836 of fees for the six months ended September 30, 2007. The net investment loss ratio would have been 0.50% greater and the total expenses ratio would have been 0.50% greater had these fees and expenses not been waived and reimbursed by the Adviser. The Adviser waived and reimbursed $213,692, $113,973 and $265,284 of fees and expenses for the periods ended March 31, 2007, 2006 and 2005, respectively. The net investment loss ratio would have been 0.25%, 0.17% and 1.17% greater and the total expenses ratio would have been 0.25%, 0.17% and 1.17% greater had these fees and expenses not been waived and reimbursed by the Adviser.
(c) Expense ratios for the underlying Investment Funds are not included in the Fund's expense ratio.
(d)  Not annualized.

     The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


1.  ORGANIZATION

The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Fund") was organized as a Delaware limited liability company on July 16, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale.

The Fund's investment objective is to generate long-term capital appreciation through a diversified portfolio with volatility that is lower than that of the equity markets and returns that demonstrate little to no correlation with either equity or bond markets. The Fund acts as a "Master Fund" utilizing capital generated by investments by The Topiary Offshore Fund for Benefit Plan Investors
(BPI) LDC (the "Offshore Fund") and through direct investments by other Members. The Offshore Fund's capital is generated by investments by The Topiary Fund for Benefit Plan Investors (BPI) LLC (the "Onshore Fund"). At September 30, 2007, the investment by the Offshore Fund constitutes 98.6% of the investment capital of the Master Fund, and the Onshore Fund constitutes 100% of the investment capital of the Offshore Fund. The balance of the Fund's capital, approximately 1.4%, comprises a direct investment by DBAH Capital LLC, an affiliate of DB Investment Managers, Inc. The Fund will attempt to achieve its investment objective by investing in the securities of approximately 50 to 100 Investment Funds (the "Investment Funds") to be managed pursuant to various alternatives or non-traditional investment strategies, which may be viewed as encompassing four broadly defined primary categories; Relative Value; Event Driven; Long/Short Equity; and Global Macro. The Fund commenced operations on October 1, 2004.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). All of the Board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc., performing services as Topiary Fund Management, (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


1.  ORGANIZATION (CONTINUED)

Generally, initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to repurchase Interests. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. On behalf of non-U.S. Members the Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

A.  PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value of the Fund equals the value of the Fund's assets less the Fund's liabilities, including accrued fees and expenses. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D.  INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. On behalf of the Fund's foreign members', the Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from underlying Investment Funds to the extent such income is not exempted from withholdings under the Internal Revenue Code and Regulations there under. Such amounts recorded as distributions are treated by the Members as withholding tax credits for federal income tax purposes. The actual amount of such taxes is not known until all K-1s from underlying funds are received, usually in the following tax year. Prior to the final determination, the amount of the tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

F.  USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G.  EXPENSE LIMITATION

Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive fees and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized expenses (excluding the Incentive Allocation, if any) will not exceed 1.75%. The initial term of the Expense Limitation Agreement is the first fiscal year of the Fund's operations, and will be automatically renewed for each fiscal year thereafter unless the Adviser provides written notice to the Fund and the Master Fund of the termination of the Expense Limitation Agreement at least 30 days prior to the end of the then-current term.

3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.00% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The Management Fee accrues monthly and is payable at the end of each quarter. Management fee for the six months ended September 30, 2007 was $446,413 of which none was payable at period end.

The Adviser has contractually agreed to a waiver of its fees and/or reimbursement of the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 1.75% ("Expense Limitation Agreement") during the six months through September 30, 2007. For the six months ended September 30, 2007, the Adviser waived management fees of $225,836.

In accordance with the terms of the administration agreement (the "Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the administration agreement between PFPC and the Fund. Under the Administration Agreement, PFPC provides administrative and accounting services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The Adviser has also retained one of its affiliates, Deutsche Investment Management Americas, Inc. ("DIMA"), to provide sub-administration services pursuant to the Board services agreement.

Under this agreement, DIMA, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. As compensation for services set forth herein that are rendered by DIMA during the term of this Agreement, the Funds pays DIMA a fee for services rendered.

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $16,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $2,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

Under the terms of an investor servicing agreement (the "Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4.  SECURITY TRANSACTIONS

As of September 30, 2007, the Fund had investments in Investment Funds, none of which were related parties. Aggregate purchases of Investment Funds amounted to $0 and aggregate sales of Investment Funds amounted to $48,076,414 for the six months ended September 30, 2007.

At September 30, 2007, the estimated cost of investments for Federal income tax purposes was $30,222,652. As of that date, net unrealized appreciation on investments was estimated to be $8,052,876, made up of gross unrealized appreciation on investments of $8,053,947 and gross unrealized depreciation on investments of $1,071.

5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONTINUED)

These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund. The Fund itself does not invest in securities with off-balance sheet risk.

6.  CONCENTRATION OF RISK

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

7.  GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund's management expects the risk of loss to be remote.

8.  NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on the Manager's analysis, the determination has been made that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. The Manager continually reviews the Fund's tax positions and such conclusions under FIN 48 based on factors, including, but not limited to, ongoing analyses of tax laws, regulations and interpretations, thereof.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


9.  SUBSEQUENT EVENT

At a special meeting held on September 20, 2007, the Fund's members, by a majority of the total number of votes eligible to be cast, approved an Agreement and Plan of Reorganization (the "Reorganization") whereby (i) the Hatteras Master Fund, L.P., a closed-end management investment company whose investment adviser is Hatteras Investment Partners LLC, would acquire substantially all of the assets and liabilities of the Fund in exchange for interests in the Hatteras Master Fund, L.P. (ii) the Fund would distribute interests received from the Hatteras Master Fund, L.P. to its members.

Per the reorganization agreement, the costs associated with the transaction will be borne by DB Investment Managers, Inc., Hatteras Investment Partners, LLC or their affiliates.

The Reorganization as approved was effective as of October 1, 2007.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------



The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and Officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                        POSITION(S) OFFICE(I) &       OCCUPATION(S)          COMPLEX               OTHER
                                         HELD WITH   LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE                      FUND     TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Nolan T. Altman (ii)                    Director    Since         President, NTA                3        Directorships: State
c/o The Topiary Master Fund for                     inception     Consulting (financial                  University of New York at
Benefit Plan Investors (BPI) LLC                                  services consulting)                   Albany Foundation (1998
25 DeForest Ave.                                                  (2001 to present).                     to present); Tiger Asia
Summit, NJ  07901-2154                                            Formerly, Chief                        Overseas Fund, Ltd.
(9/18/55)                                                         Financial Officer,                     Offshore Fund; Tiger
                                                                  Tiger Management                       Global, Ltd., TS I
                                                                  (Investment adviser                    Offshore Limited (2004 to
                                                                  to hedge funds) (1993                  present); Tiger Consumer
                                                                  to 2001).                              Partners Offshore Fund,
                                                                                                         Ltd (2006 to present); K2
                                                                                                         Alternative Strategies
                                                                                                         (Offshore), Ltd. (2007 to
                                                                                                         present).
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.
(ii) Since March 2003, Messrs. Altman and Citron have served as members of the Conflicts Advisory Board of certain private investment funds managed by DBIM or its affiliates. This Conflicts Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                      TERM OF           PRINCIPAL                 IN FUND
                                        POSITION(S) OFFICE(I) &       OCCUPATION(S)               COMPLEX              OTHER
                                         HELD WITH   LENGTH OF       DURING THE PAST            OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE                      FUND     TIME SERVED          5 YEARS                  DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Louis S. Citron (ii)                   Director     Since         Partner and General Counsel,          3             None
c/o The Topiary Master Fund for                     Inception     New Enterprise Associates
Benefit Plan Investors (BPI) LLC                                  (venture capital firm) (2001
25 DeForest Ave.                                                  to present).
Summit, NJ  07901-2154
(1/31/65)
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                      TERM OF           PRINCIPAL                 IN FUND
                                        POSITION(S) OFFICE(I) &       OCCUPATION(S)               COMPLEX              OTHER
                                         HELD WITH   LENGTH OF       DURING THE PAST            OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE                      FUND     TIME SERVED          5 YEARS                  DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   Edward T. Tokar                       Director    Since          Sr. Managing Director           3        Directorships:
   c/o The Topiary Master Fund for                   Inception      of Investments, Beacon                   Gabelli Dividend &
   Benefit Plan Investors (BPI) LLC                                 Trust Co. (2004 to                       Income Trust (2003 to
   25 DeForest Ave.                                                 present); Chief                          present); Gabelli
   Summit, NJ  07901-2154                                           Executive Officer,                       Global Deal Fund
   (6/12/47)                                                        Allied Capital Mgmt.                     (2007 to present);
                                                                    LLC (registered                          Trustee, Levco Series
                                                                    investment adviser -                     Trust Mutual Funds
                                                                    wholly owned subsidiary                  (2 portfolios) (2001
                                                                    of Honeywell) (1998 to                   to 2005); Allied
                                                                    2004); and Vice                          Capital Management
                                                                    President -                              LLC (1998 to 2004).
                                                                    Investments, Honeywell                   Formerly, Trustee,
                                                                    International, Inc.                      Scudder MG Investment
                                                                    (advanced technology                     Trust (formerly
                                                                    and manufacturer) (1977                  Morgan Grenfell
                                                                    to 2004).                                Investment Trust (11
                                                                                                             portfolios) (1994 to
                                                                                                             2002).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------


OFFICERS
---------------------------------------------------------------------------------------------------------------------
        NAME, ADDRESS AND AGE          POSITIONS HELD WITH FUND           PRINCIPAL OCCUPATION(S) DURING THE
                                                                                     LAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Pamela Kiernan(iii)                  President                   Chief Operating Officer, DB Absolute Return
DB Absolute Return Strategies                                    Strategies (2005 to present).  Formerly, Chief
345 Park Avenue, 24Th Floor                                      Operating Officer - Americas, DB Advisors LLC
New York, NY 10154                                               (2004); Chief Operations Officer - America, Deutsche
(9/16/68)                                                        Bank Global Equities (2002 to 2004); Business
                                                                 Management - Trading, Deutsche Bank Global Equities
                                                                 (1997 to 2002).
---------------------------------------------------------------------------------------------------------------------
Joshua Kestler(iii)                  Vice President              Head of Product Structuring, DB Absolute Return
Deutsche Asset Management                                        Strategies (2004 to present); Associate, Schulte
25 DeForest Ave., 2nd Floor                                      Roth & Zabel LLP (law firm) (2001-2004).
Summit, NJ  07901-2154
(04/27/75)
---------------------------------------------------------------------------------------------------------------------
Marielena Glassman(iii)              Treasurer,                  Chief Administration Officer, DB Absolute Return
Deutsche Asset Management            Principal                   Strategies (2002 to present).  Formerly Global Head
25 DeForest Ave., 2nd Floor          Financial & Accounting      of Business Management, Deutsche Asset Management
Summit, NJ  07901-2154               Officer                     (1990 to 2002).
(06/06/63)
---------------------------------------------------------------------------------------------------------------------
Neil Novembre(iii)                   Assistant Treasurer         Head of Fund Accounting, DB Absolute Return
Deutsche Asset Management                                        Strategies (2002 to present).  Formerly,
25 DeForest Ave., 2nd Floor                                      Assurance/Business Advisory Services,
Summit, NJ  07901-2154                                           PricewaterhouseCoopers, New York (2000-2002).
(06/18/73)
---------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
Anthony Conte(iii)                  Chief Compliance  Head of Alternative Assets Compliance (06/2005 to
Deutsche Asset Management           Officer           present); Head of Compliance, DB Absolute Return
345 Park Avenue, 16th Floor                           Strategies (2003 to present); Head of Business Risk,
New York, NY  10154                                   DB Absolute Return Strategies (2001 to 2003).
(3/28/69)
---------------------------------------------------------------------------------------------------------------------
John H. Kim(iii)                    Secretary         Director and Senior Counsel, Deutsche Asset Management
Deutsche Asset Management                             (asset management division of Deutsche Bank) (2001 to
345 Park Avenue, 16th Floor                           present).
New York, NY  10154
(1/9/71)
---------------------------------------------------------------------------------------------------------------------

The  Fund's   Statement  of  Additional   Information   ("SAI")  has  additional
information  about the Fund's  Directors  and Officers and is available  without charge upon request. Contact your financial representative for a free prospectus or SAI.


--------------------------------------------------------------------------------
(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------


The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities); the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
COMPONENTS OF NET ASSETS BY INVESTMENT STRATEGY (UNAUDITED)
--------------------------------------------------------------------------------

                          COMPONENTS OF NET ASSETS BY
                              INVESTMENT STRATEGY


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


EVENT DRIVEN        18.7%
GLOBAL MACRO         2.1%
LONG/SHORT EQUITY    8.0%
RELATIVE VALUE      13.9%
OTHER ASSETS        57.3%

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act  and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Topiary Fund for Benefit Plan Investors (BPI) LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Pamela Kiernan
                         -------------------------------------------------------
                           Pamela Kiernan, President
                           (principal executive officer)

Date   December 3, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Pamela Kiernan
                         -------------------------------------------------------
                           Pamela Kiernan, President
                           (principal executive officer)

Date   December 3, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Marie Glassman
                         -------------------------------------------------------
                          Marie Glassman, Treasurer, Principal Financial Officer and Accounting Officer
                          (principal financial officer)

Date   December 3, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.